Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss from continuing operations	$ (29,571)	$ (31,268)	$ (48,418)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	735	2,183	5,820
Stock-based compensation expense	808	766	1,267
Unrealized foreign exchange loss (gain)	(5,365)	6,227	1,040
Deferred income tax expense (recovery)	0	35	(17)
Loss from investments accounted for by the equity method	(15,845)	(6,715)	0
Interest on long-term debt and accretion of royalty payable	92	74	136
Impairment of long-lived assets (note 9)	538	0	0
Change in inventory write-downs to net realizable value (note 7)	403	1,143	4,714
Loss on extinguishment	0	0	2,909
Gain on deconsolidation	0	(15,198)	0
Loss on sale of investment	0	(352)	0
Net loss on sale of assets (notes 10)	0	703	0
Impairment of long-term investment	0	0	413
Change in bad debt expense	233	288	(500)
Net cash used before working capital changes	(16,282)	(27,980)	(32,636)
Changes in working capital	2,038	22,205	(7,365)
Net cash used in operating activities of continuing operations	(14,244)	(5,775)	(40,001)
Net cash (used in) provided by operating activities of discontinued operations	(862)	13,111	26,810
Investing activities:
Purchase of property, plant and equipment	(2,693)	(3,813)	(6,481)
Proceeds on sale of investments	0	29,994	0
Proceeds from sale of operations, net of cash in disposed operations	26,034	0	0
Proceeds received from holdback receivable (note 6)	14,067	0	0
Capital contributions to investments accounted for by the equity method	(21,654)	(9,900)	0
Net cash provided by (used in) investing activities of continuing operations	15,754	16,281	(6,481)
Net cash used in investing activities of discontinued operations	(3,169)	(11,815)	(8,933)
Financing activities:
Drawings on operating lines of credit and long-term facilities	5,839	15,537	35,116
Repayment of operating lines of credit and long-term facilities	(9,836)	(34,229)	(32,324)
Payment of royalty payable	0	0	(8,687)
Net cash used in financing activities of continuing operations	(3,997)	(18,692)	(5,895)
Net cash (used in) provided by financing activities of discontinued operations	(6,168)	(6,518)	3,671
Effect of foreign exchange on cash and cash equivalents	2,198	(3,799)	(502)
Net decrease in cash and cash equivalents	(10,488)	(17,207)	(31,331)
Cash and cash equivalents, beginning of year (including restricted cash)	37,646	54,853	86,184
Cash and cash equivalents, end of year (including restricted cash)	27,158	37,646	54,853
Less: cash and cash equivalents from discontinued operations, end of year (including restricted cash)	0	22,892	42,631
Cash and cash equivalents from continuing operations, end of year (including restricted cash)	27,158	14,754	12,222
Supplementary information:
Interest paid	1,477	2,721	2,972
Taxes paid, net of refunds	1,925	2,108	2,302
Changes in working capital [Abstract]
Accounts receivable	2,268	37,032	(6,896)
Inventories	3,369	(6)	2,766
Prepaid expenses	217	(635)	(4,006)
Accounts payable and accrued liabilities	(3,824)	(13,057)	3,626
Warranty liability	$ 8	$ (1,129)	$ (2,855)